UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
IF -- Inverse Floater
LOC -- Letter of Credit
NATL -- National Public Finance Guarantee Corp.
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	$750,000	$798,023
			798,023

Michigan (83.9%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	250,000	241,145
Central MI U. Rev. Bonds, 5s, 10/1/26	Aa3	725,000	787,191
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
NATL, 5s, 5/1/19	Aa3	1,425,000	1,572,188
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	242,243
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A	1,500,000	1,324,185
Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AAA	1,000,000	1,231,260
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A1	1,075,000	1,070,292
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	1,300,000	1,436,214
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
NATL, 5 1/4s, 2/1/27	A2	3,065,000	3,064,903
Ecorse, Pub. School Dist. G.O. Bonds, AGM, Q-SBLF, 5s,
5/1/12	AAA	650,000	696,521
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,950,000	2,145,195
Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	AAA	1,425,000	1,614,554
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	311,349
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	360,000	359,968
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa2	2,000,000	2,134,060
Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s,
1/1/20	Aa1	500,000	565,735
Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	541,005
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF,
5 1/8s, 5/1/31 (Prerefunded, 5/1/11)	AA-	1,030,000	1,062,723
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson
Hosp.), Ser. A, AGM, 5s, 5/15/26	AAA	2,000,000	2,076,200
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), AGM, Q-SBLF, 5s, 5/1/21	AAA	1,640,000	1,848,247
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,012,890
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,011,970
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	1,034,300
(Kalamazoo College), 5s, 12/1/20	A1	250,000	257,360
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.26s,
11/1/36	VMIG1	1,790,000	1,790,000
MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A,
5s, 5/1/22	Aa2	500,000	559,560
MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,260,020
Ser. I, 5s, 10/15/24	Aa3	125,000	129,499
Ser. I, 5s, 10/15/24 (Prerefunded, 10/15/11)	A+	5,000	5,258
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	Aa3	1,055,000	1,055,032
FGIC, NATL, zero %, 10/15/22	A1	3,000,000	1,700,760
FGIC, NATL, zero %, 10/15/17	A1	1,000,000	765,390
MI State Comprehensive Trans. Rev. Bonds, Ser. B, AGM
5 1/4s, 5/15/11 (Escrowed to maturity)	AAA	1,275,000	1,319,459
2 1/4s, 5/15/11	AAA	200,000	206,858
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,098,120
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,051,730
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded,
11/15/11)	A1	655,000	699,324
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,480,710
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,001,720
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,080,280
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	862,455
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 5 1/2s,
12/1/28	AA+	750,000	772,928
MI State Strategic Fund Mandatory Put Bonds (6/2/14)

(Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB-	200,000	225,022
MI State Strategic Fund Rev. Bonds (MI House
of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AAA	2,500,000	2,812,350
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Waste Mgmt.), 4 1/2s, 12/1/13	BBB	1,000,000	1,046,320
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(6/1/13) (Dow Chemical), 5 1/2s, 12/1/28	Baa3	635,000	674,942
(9/1/11) (Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Baa1	1,000,000	1,036,890
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,891,830
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,693,480
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 0.26s, 6/1/31	A-1	1,500,000	1,500,000
MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,214,570
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BBB	1,000,000	760,930
6s, 6/1/34	BBB	1,250,000	1,012,825
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	468,400
Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s,
12/1/26	AAA	1,000,000	1,114,570
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31 (Prerefunded, 6/1/12)	B/F	750,000	832,883
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), AGM, Q-SBLF, 5s, 5/1/21	AAA	1,500,000	1,650,150
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	1,000,000	975,360
Van Buren Twp., Local Dev. Fin. Auth. G.O. Bonds,
FGIC, NATL, zero %, 4/1/26	A	690,000	302,689
Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A,
6 3/4s, 11/1/39	A2	500,000	535,410
Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro.
Arpt.), FGIC, NATL, 5s, 12/1/25	A	1,000,000	1,002,940
Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AAA	2,000,000	2,185,300
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28 (Prerefunded, 5/1/13)	AA-	125,000	139,639
			70,557,301

Puerto Rico (12.8%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	500,000	557,440
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	A3	210,000	217,220
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded,
7/1/16)	AAA	340,000	416,418
Ser. A, 5 1/4s, 7/1/26	A3	500,000	523,440
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,350,000	1,453,653
6s, 7/1/38	Baa1	1,500,000	1,626,375
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/30	A3	500,000	507,025
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,412,866
Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Oblig. Bonds, Ser. A, U.S. Govt. Coll., 5 3/8s,
10/1/24 (Prerefunded, 10/1/10)	Aaa	500,000	507,020
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,120,060
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s,
7/1/28	A	500,000	543,830
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	1,047,000
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	2,750,000	811,910
			10,744,257

Virgin Islands (1.2%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	380,000	410,028
Ser. A, 5s, 10/1/25	Baa2	200,000	210,342
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	450,000	419,747
			1,040,117

TOTAL INVESTMENTS

Total investments (cost $78,423,126)(b)			$83,139,698

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $84,096,129.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $78,423,126, resulting in gross unrealized appreciation and depreciation of $5,317,402 and $600,830, respectively, or net unrealized appreciation of $4,716,572.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

State Government	25.8%
Education	15.2
Utilities	13.9
Healthcare	12.8
Prerefunded	10.3

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	20.4%
AGM	18.3
FGIC	15.4
Q-SBLF	13.4

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$83,139,698	$--

Totals by level	$--	$83,139,698	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010